Note 16 - Pension (Income) Expense From Continuing Operations For All Defined Benefit Plans (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Amortization of:
Special termination benefits			$ (9)	$ (8)
UNITED STATES
Major defined benefit plans:
Service cost			17	18
Interest cost			148	176
Amortization of:
Actuarial (gain) loss			(35)	567
Special termination benefits			(9)	(8)
Non-U.S. [Member]
Major defined benefit plans:
Service cost			3	4
Interest cost			17	30
Amortization of:
Actuarial (gain) loss			(24)	119
Successor [Member] | UNITED STATES
Major defined benefit plans:
Service cost	$ 7		17	18
Interest cost	67		148	176
Expected return on plan assets	(122)		(272)	(295)
Amortization of:
Prior service credit			(8)	(3)
Pension (income) expense before special termination benefits, curtailments and settlements	(48)		(115)	(104)
Special termination benefits			9	8
Settlement (gains) losses	(11)			10
Net pension (income) expense for major defined benefit plans	(59)		(106)	(86)
Net pension (income) expense	(59)		(106)	(86)
Successor [Member] | Non-U.S. [Member]
Major defined benefit plans:
Service cost	2		3	4
Interest cost	10		17	30
Expected return on plan assets	(14)		(30)	(38)
Amortization of:
Actuarial (gain) loss			2
Pension (income) expense before special termination benefits, curtailments and settlements	(2)		(8)	(4)
Curtailment (gains) losses	(1)
Net pension (income) expense for major defined benefit plans	(3)		(8)	(4)
Other plans including unfunded plans			4	8
Net pension (income) expense	$ (3)		$ (4)	$ 4
Predecessor [Member] | UNITED STATES
Major defined benefit plans:
Service cost		$ 19
Interest cost		120
Expected return on plan assets		(236)
Amortization of:
Prior service credit		1
Actuarial (gain) loss		120
Pension (income) expense before special termination benefits, curtailments and settlements		24
Curtailment (gains) losses		1
Net pension (income) expense for major defined benefit plans		25
Other plans including unfunded plans		4
Net pension (income) expense		29
Predecessor [Member] | Non-U.S. [Member]
Major defined benefit plans:
Service cost		6
Interest cost		95
Expected return on plan assets		(105)
Amortization of:
Actuarial (gain) loss		55
Pension (income) expense before special termination benefits, curtailments and settlements		51
Curtailment (gains) losses		1
Settlement (gains) losses		114
Net pension (income) expense for major defined benefit plans		166
Other plans including unfunded plans		19
Net pension (income) expense		$ 185